Note 9 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
9.	Commitments and Contingencies

There are no material legal proceedings to which the Company is a party or to which any of its properties are subject, other than routine litigation incidental to the Company’s business.  In the opinion of the management, the disposition of these lawsuits should not have a material impact on the consolidated results of operations, financial position and cash flows.

On  April 29, 2023, M/V “Good Heart” was detained at Corpus Christi by the United States Coast Guard for certain deficiencies. The deficiencies were rectified, and the vessel was able to sail in early  June 2023 after EuroDry provided two corporate guarantees for $2 million each on behalf of the owner and the manager of the vessel for alleged MARPOL violations. Due to the detention the vessel was off hire for about 48 days which resulted in the loss of the vessel’s laycan period and the cancelation of her charter fixture; additionally, a provision of $0.5 million was taken for anticipated costs relating to the incident presented as “Other operating loss” in the consolidated statement of operations for the year ended  December 31, 2023, which further affected operating results. The Company and the Manager with the assistance of their US counsel are in active negotiations with the US Department of Justice in an effort to settle this matter out of court. As of the date of the issuance of these financial statements there is no pending litigation for the aforementioned incident.

As of December 31, 2023, future gross minimum revenues under non-cancellable time charter agreements total $9.7 million. The amount of $8.8 million is due in the year ending December 31, 2024 and another $0.9 million due in the year ending December 31, 2025. Future gross minimum revenues also include revenues deriving from an index linked charter agreement using the index rate at the commencement date of the agreement, in compliance with ASC 842. In arriving at the future gross minimum revenues, the Company has deducted an estimated one off-hire day per quarter plus estimated off-hire time required for scheduled intermediate and special surveys of the vessels, if applicable. Such off-hire estimate may not be reflective of the actual off-hire in the future. In addition, the actual revenues could be affected by early delivery of the vessel by the charterers or any exercise of the charterers’ options to extend the terms of the charters, which however cannot be estimated and hence not reflected above.